Discontinued Operations (Details Narrative) - USD ($)	May 18, 2020	Apr. 21, 2020	Dec. 31, 2019
Equity interest, percentage			50.00%
PVBJ Inc. [Member]
Earn-out liability		$ 221,800
The Pride Group (QLD) Pty Ltd [Member]
Equity interest, percentage	100.00%
Note obligation reducement description	The Company has no further note obligations to Hidalgo or Doyle, and it reduced its debt by approximately $600,000 or 65% of the corporate debt obligations.